Consolidated Statement of Financial Position - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Assets
Equipment	$ 12	$ 268
Deferred tax, net		23,064
Other non-current assets	5	5
Total non-current assets	17	23,337
Prepayments	502	656
Other receivables	518	427
Income tax receivable	417
Available-for-sale financial assets		80,825
Cash and cash equivalents	109,554	57,898
Total current assets	110,991	139,806
Total assets	111,008	163,143
Equity and Liabilities
Share capital	151	800
Share premium		339,955
Other components of equity:
Foreign currency translation reserve	91,902	(37,771)
Fair value adjustment available-for-sale financial assets		218
Accumulated deficit	(2,373)	(147,400)
Equity attributable to shareholders of the Parent	89,680	155,802
Total equity	89,680	155,802
Non-current liabilities:
Deferred tax, net	43
Total non-current liabilities	43
Trade payables	1,203	2,073
Income tax payable	7,039	201
Accrued liabilities	13,043	5,067
Total current liabilities	21,285	7,341
Total equity and liabilities	$ 111,008	$ 163,143